SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
Disclosure Of Nonadjusting Events After Reporting Period Abstract
SUBSEQUENT EVENTS [Text Block]

20. Subsequent events

In March 2025, the Company entered into a debt settlement agreement with KGL Resources Ltd. ("KGL"), pursuant to which KGL will settle Cdn$620,000 of indebtedness owing to Loncor by the issuance of 8,857,142 post-consolidated common shares of KGL at a deemed price of Cdn$0.07 per share. The debt settlement is subject to completion of the KGL share consolidation and all required shareholder and regulatory approvals, including the NEX Board of the TSX Venture Exchange.